Document and Entity Information	Nov. 22, 2022
Cover [Abstract]
Entity Registrant Name	SELECTA BIOSCIENCES INC
Amendment Flag	false
Entity Central Index Key	0001453687
Document Type	8-K
Document Period End Date	Nov. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-37798
Entity Tax Identification Number	26-1622110
Entity Address, Address Line One	65 Grove Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	923-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.0001)
Trading Symbol	SELB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false